33 Financial Results (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FinancialResultLineItems [Line Items]
Revenue	R$ 16,244,274	R$ 14,934,780	R$ 14,024,573
Finance income	750,241	813,915	699,310
Other operational income (expenses)	(458,815)	(302,690)	(464,316)
Recognition Of Tax Credit [Member]
FinancialResultLineItems [Line Items]
Revenue		80,226
Finance income	R$ 38,434	55,096
Other operational income (expenses)		R$ 25,129